Share option scheme and Restricted Stock Units - Narrative (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2017
Disclosure Of Share-Based Payment Arrangements [Abstract]
Share-based payment expense	£ 618	£ 530	£ 1,163	£ 807